INVESTMENTS - eLong (Details)	1 Months Ended		7 Months Ended	12 Months Ended
	May. 31, 2015 USD ($)	May. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Value booked under equity method
Share of cumulative loss				$ (20,960,868)	¥ (135,780,312)	¥ 187,191,141	¥ 56,146,814
eLong
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)	38.00%	38.00%
Payments made for investment | $	$ 422,000,000
Number of seats allocated | item			1		1
Total number of seats | item			8		8
Investment cost
Investment cost			¥ 2,615,954,303
Foreign currency translation			116,898,432
Total investment cost		¥ 2,615,954,303	2,732,852,735		¥ 2,732,852,735
Value booked under equity method
Share of cumulative loss			(98,560,550)
Amortization of outside difference, net of tax			(2,146,788)
Total booked value under equity method			(100,707,338)
Net book value			2,632,145,397		¥ 2,632,145,397
Gain/(loss) on equity dilution			¥ (13,000,000)